BLACKROCK FUNDSSM

BlackRock Commodity Strategies Fund

(the “Fund”)

Supplement dated March 15, 2018 to the Summary Prospectuses, Prospectuses and Statements of Additional Information (the “SAIs”) of the Fund, as supplemented to date

Effective March 15, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for the Fund; and (ii) contractually cap net expenses of the Fund at lower levels for the Fund’s Investor A, Investor C, Institutional and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional and Class K Shares. In addition, BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years. Accordingly, effective March 15, 2018, the Fund’s Summary Prospectuses, Prospectuses and SAIs are amended as follows:

The section of the Investor A, Investor C and Institutional Shares Summary Prospectus entitled “Key Facts About BlackRock Commodity Strategies Fund—Fees and Expenses of the Fund” and the section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Commodity Strategies Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 28 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5]	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[6]	0.54%	0.50%	0.31%
Miscellaneous Expenses	0.54%	0.50%	0.31%
Other Expenses of the Subsidiary[6]	—	—	—
Acquired Fund Fees and Expenses[5]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses[5]	1.45%	2.16%	0.97%
Fee Waivers and/or Expense Reimbursements[3,7]	(0.44)%	(0.40)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,7]	1.01%	1.76%	0.76%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 43, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[4]	The Management Fee has been restated to reflect current fees.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses and the restatement of the Management Fee to reflect current fees.

[6]	The Other Expenses of the BlackRock Cayman Commodity Strategies Fund, Ltd. (the “Subsidiary”) were less than 0.01% for the most recent fiscal year.

[7]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 43, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.97% (for Investor A Shares), 1.72% (for Investor C Shares) and 0.72% (for Institutional Shares) through November 30, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$623	$919	$1,236	$2,133
Investor C Shares	$279	$638	$1,123	$2,462
Institutional Shares	$78	$288	$516	$1,171

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$179	$638	$1,123	$2,462

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

The fourth and fifth paragraphs in the section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Management of the Fund—BlackRock” are deleted in their entirety and replaced with the following:

Effective March 15, 2018, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.62%
$1 billion — $3 billion	0.58%
$3 billion — $5 billion	0.56%
$5 billion — $10 billion	0.54%
Greater than $10 billion	0.53%

Prior to March 15, 2018, the maximum annual management fee that could be paid to BlackRock (as a percentage of average daily net assets) was calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.90%
$1 billion — $3 billion	0.85%
$3 billion — $5 billion	0.81%
$5 billion — $10 billion	0.78%
Greater than $10 billion	0.77%

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

The eight paragraph in the section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Management of the Fund—BlackRock” is deleted in its entirety and replaced with the following:

With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.97%
Investor C Shares	1.72%
Institutional Shares	0.72%

[1]	The contractual caps are in effect through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The section of the Class K Shares Summary Prospectus entitled “Key Facts About BlackRock Commodity Strategies Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Commodity Strategies Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.62%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3,4]	0.26%
Miscellaneous Expenses	0.26%
Other Expenses of the Subsidiary[3,4]	—
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers and/or Expense Reimbursements[1,5]	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,5]	0.71%

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	The Management Fee has been restated to reflect current fees.

[3]	The Other Expenses of the BlackRock Cayman Commodity Strategies Fund, Ltd. (the “Subsidiary”) were less than 0.01% for the most recent fiscal year.

[4]	Other Expenses are based on estimated amounts for the current year.

[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.67% of average daily net assets through November 30, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$73	$272	$489	$1,112

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

The fourth paragraph in the section of the Class K Shares Prospectus entitled “Management of the Fund—BlackRock” is deleted in its entirety and replaced with the following:

Effective March 15, 2018, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.62%
$1 billion — $3 billion	0.58%
$3 billion — $5 billion	0.56%
$5 billion — $10 billion	0.54%
Greater than $10 billion	0.53%

Prior to March 15, 2018, the maximum annual management fee that could be paid to BlackRock (as a percentage of average daily net assets) was calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.90%
$1 billion — $3 billion	0.85%
$3 billion — $5 billion	0.81%
$5 billion — $10 billion	0.78%
Greater than $10 billion	0.77%

The eighth paragraph in the section of the Class K Shares Prospectus entitled “Management of the Fund—BlackRock” is deleted in its entirety and replaced with the following:

With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amount noted in the table below.

Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Class K Shares	0.67%

[1]	The contractual cap is in effect through November 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The second paragraph in the section of each SAI entitled “Management, Advisory and Other Service Arrangements—Management Agreement” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30,

2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

Shareholders should retain this Supplement for future reference.

ALLPRSAI-CS-0318SUP